Variable Interest Entity (VIE) - Supplementary cash flow information relating to the VIE (Details) - Variable Interest Entity, Primary Beneficiary - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Proceeds from long-term loans	$ 50.0	$ 0.0
Long term loans netted-down with related party balances	(50.0)	0.0
Dividend to non-controlling interests in VIE	$ (42.1)	$ 0.0